Restricted Stock Plan - Summarized status of Company's nonvested restricted shares (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shares
Nonvested, beginning of year | shares	317,500
Vested | shares	(50,000)
Forfeited | shares	(10,000)
Nonvested, end of year | shares	257,500
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year | $ / shares	$ 11.83
Vested | $ / shares	17.20
Forfeited | $ / shares	9.94
Nonvested, end of year | $ / shares	$ 11.86